FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2024
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS

NOTE 8: FAIR VALUE MEASUREMENTS

The fair value of money market funds and marketable securities was determined using quoted prices in active markets, which are considered to be Level 1 inputs under the fair value measurements and disclosure guidance.

Foreign currency derivative contracts are classified within Level 2, as the valuation inputs are based on quoted prices and market observable data of similar instruments.

The Company’s financial assets, which are measured at fair value on a recurring basis, excluding accrued interest components, consisted of the following types of instruments as of the following dates:

			As of December 31,
		2024			2023
	Level 1	Level 2	Total	Level 1	Level 2	Total
Cash equivalents:
Money market funds	$1,291,274	$–	$1,291,274	$1,024,658	$–	$1,024,658

Marketable securities:
U.S. Treasury bills	50,004	–	50,004	–	–	–

Foreign currency derivative contracts:
Foreign exchange contracts	–	2,984	2,984	–	9,806	9,806
Total	$1,341,278	$2,984	$1,344,262	$1,024,658	$9,806	$1,034,464